CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 7,521	$ 1,430
Accounts receivable	88	148
Prepaid expenses and other current assets	91	183
Deferred financing costs	0	162
Investments	0	378
Total current assets	7,700	2,301
Property and equipment, net	106	130
Intangible assets, net	501	1,281
Goodwill	603	603
Investments	399	0
Total assets	9,309	4,315
Current liabilities:
Accounts payable and accrued expenses	529	255
Promissory note payable, current	208	0
Deferred revenue	104	108
Liabilities of discontinued operations	0	5
Total current liabilities	841	368
Deferred tax liability	195	500
Promissory notes payable	325	509
Other long-term liabilities	12	13
Total liabilities	$ 1,373	$ 1,390
Commitments and contingencies (Note 8)
Stockholders' equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized; none issued and outstanding	$ 0	$ 0
Common stock, $0.01 par value; 50,000,000 shares authorized; 10,469,120 and 2,005,187 shares issued and outstanding as of March 31, 2015 and March 31, 2014, respectively	105	20
Additional paid-in capital	141,084	130,994
Accumulated deficit	(133,253)	(128,089)
Total stockholders' equity	7,936	2,925
Total liabilities and stockholders' equity	$ 9,309	$ 4,315